                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED OCTOBER 5, 2005
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

NEW DISTRIBUTOR

     Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as the Distributor of the BB&T Funds. Accordingly, all references to the Distributor should be construed to refer to BB&T Funds Distributor, Inc. In addition, in the section entitled "Fund Management -- The Distributor and Administrator" on page 125 of the prospectus is replaced in its entirety with the following:

        BB&T Asset Management, Inc. (the "Administrator"), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BISYS Fund Services Ohio, Inc. (the "Sub-Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's sub-administrator.

        BB&T Funds Distributor, Inc. (the "Distributor") serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

        The SAI has more detailed information about the Adviser and other service providers.

REDEMPTION FEES

     Effective 30 days from the date of this supplement, the holding period for shares will be reduced from 30 days to 7 days. Accordingly, the disclosure under the heading "Redemption Fees" on page 134 of the prospectus will be revised to read as follows:

        The BB&T Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class), including exchanging your shares for the shares of another BB&T Fund, after holding them for less than 7 days subject to certain exceptions or limitations described below. The redemption fee will not be assessed on sales of shares or exchanges out of the BB&T Money Market Funds. The redemption fee is paid directly to the BB&T Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the BB&T Funds will attempt to assess this redemption fee on all applicable redemptions, there can be no guarantee that the Funds will be successful in doing so, including instances when omnibus accounts or retirement plans will not or cannot collect the redemption fee from their underlying accounts. Further, the Funds will not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 7 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds. If you reinvest a dividend or capital gain and purchase more shares (in the same fund) those shares will not be subject to the redemption fee upon the sale of those shares or the exchange of those shares for shares of another fund.

     Page 140 of the prospectus will be revised as follows:

        - The paragraph under the heading "Exchanging Your Shares" will be revised to read as follows:

                You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares, Class B Shares, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares nor Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

        - The fourth sentence under the heading "Market Timing" will be revised to read as follows:

                To deter market timing, the Funds impose redemption fees on shares sold or exchanged within seven days of purchase.

     Additionally, the "Redemption Fee" row of each Fund's fee table will be revised to read as follows:

Redemption Fee (on shares sold within 7 days of
  purchase).............................................   2.00%

VALUATION -- MONEY MARKET FUNDS

     In the section entitled "Pricing of Fund Shares" the first paragraph under the heading "Money Market Funds" on page 128 of the prospectus is revised to read as follows:

        The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 3:00 p.m. Eastern Time, on days the Exchange and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Funds may elect to be open, in their discretion, if it is determined to be in shareholders' best interests.

SALES CHARGE WAIVERS

     In the section entitled "Distribution Arrangements/Sales Charges" on page 138 of the prospectus, the second bullet point under the heading "Sales Charge Waivers -- Class A Shares" is hereby deleted in its entirety. Accordingly, the revised section reads as follows:

        The following qualify for waivers of sales charges:

            - Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

            - Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

            - Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

            - BB&T Fund shares purchased with proceeds from a distribution from
              BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load;

            - Investors who beneficially hold Institutional Shares of any Fund of the BB&T Funds;

            - Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of Shares; and

            - Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies.

        The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING

     The section entitled "Distribution and Shareholder Servicing
Arrangements -- Revenue Sharing" on page 139 of the prospectus is replaced in its entirety with the following:

        The Advisor and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as "revenue sharing arrangements" are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments made by the Advisor may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-RETAIL5 1005

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED OCTOBER 5, 2005
                                     TO THE
                        INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005
                            AS AMENDED MAY 26, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2005 AS AMENDED MAY 26, 2005:

NEW DISTRIBUTOR

     Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as the Distributor of the BB&T Funds. Accordingly, all references to the Distributor should be construed to refer to BB&T Funds Distributor, Inc. In addition, in the section entitled "Fund Management -- The Distributor and Administrator" on page 99 of the prospectus is replaced in its entirety with the following:

        BB&T Asset Management, Inc. (the "Administrator"), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BISYS Fund Services Ohio, Inc. (the "Sub-Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's sub-administrator.

        BB&T Funds Distributor, Inc. (the "Distributor") serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

        The SAI has more detailed information about the Investment Adviser and other service providers.

REDEMPTION FEES

     Effective 30 days from the date of this supplement, the holding period for shares will be reduced from 30 days to 7 days. Accordingly, the disclosure under the heading "Redemption Fees" on page 104 of the prospectus will be revised to read as follows:

        The BB&T Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class), including exchanging your shares for the shares of another BB&T Fund, after holding them for less than 7 days subject to certain exceptions or limitations described below. The redemption fee will not be assessed on sales of shares or exchanges out of the BB&T Money Market Funds. The redemption fee is paid directly to the BB&T Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the BB&T Funds will attempt to assess this redemption fee on all applicable redemptions, there can be no guarantee that the Funds will be successful in doing so, including instances when omnibus accounts or retirement plans will not or cannot collect the redemption fee from their underlying accounts. Further, the Funds will not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 7 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds. If you reinvest a dividend or capital gain and purchase more shares (in the same fund) those shares will not be subject to the redemption fee upon the sale of those shares or the exchange of those shares for shares of another fund.

        The BB&T Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class), including exchanging your shares for the shares of another BB&T Fund, after holding them for less than 7 days subject to certain exceptions or limitations described below.

     Page 106 of the prospectus will be revised as follows:

        - The paragraph under the heading "Exchanging Your Shares" will be revised to read as follows:

                You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Institutional Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class B Shares or Class C Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days at a purchase or exchange transaction. Furthermore, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Please consult the Class A, Class B, and Class C Shares prospectus for more information.

        - The fourth sentence under the heading "Market Timing" will be revised to read as follows:

                To deter market timing, the Funds impose redemption fees on shares sold or exchanged within seven days of purchase.

     Additionally, the "Redemption Fee" row of each Fund's fee table will be revised to read as follows:

Redemption Fee (on shares sold within 7 days of
  purchase).............................................   2.00%

VALUATION -- MONEY MARKET FUNDS

     In the section entitled "Pricing of Fund Shares" the first paragraph under the heading "Money Market Funds" on page 101 of the prospectus is revised to read as follows:

        The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 3:00 p.m. Eastern Time, on days the Exchange and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Funds may elect to be open, in their discretion, if it is determined to be in shareholders' best interests.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-INST-R2 1005

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED OCTOBER 5, 2005
                                     TO THE
                               MONEY MARKET FUNDS
         CLASS A, CLASS B, CLASS C AND INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, CLASS C AND INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

NEW DISTRIBUTOR

     Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as the Distributor of the BB&T Funds. Accordingly, all references to the Distributor should be construed to refer to BB&T Funds Distributor, Inc. In addition, in the section entitled "Fund Management -- The Distributor and Administrator" on page 18 of the prospectus is replaced in its entirety with the following:

        BB&T Asset Management, Inc. (the "Administrator"), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BISYS Fund Services Ohio, Inc. (the "Sub-Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's sub-administrator.

        BB&T Funds Distributor, Inc. (the "Distributor") serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

        The SAI has more detailed information about the Adviser and other service providers.

REDEMPTION FEES

     Effective 30 days from the date of this supplement, the holding period for shares will be reduced from 30 days to 7 days. Accordingly, the first paragraph under the heading "Market Timing" on page 30 of the prospectus will be revised as follows:

        Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. To deter market timing, the Funds impose redemption fees on shares sold or exchanged within seven days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the money market funds. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic nondiscretionary rebalancing programs or systematic withdrawal plans.

VALUATION -- MONEY MARKET FUNDS

     In the section entitled "Pricing of Fund Shares" the first paragraph under the heading "Money Market Funds" on page 20 of the prospectus is revised to read as follows:

        The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 3:00 p.m. Eastern Time, on days the Exchange and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Funds may elect to be open, in their discretion, if it is determined to be in shareholders' best interests.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-MMKT 1005

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED OCTOBER 5, 2005
                                     TO THE
                            PRIME MONEY MARKET FUND
                           CLASS A SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

NEW DISTRIBUTOR

     Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as the Distributor of the BB&T Funds. Accordingly, all references to the Distributor should be construed to refer to BB&T Funds Distributor, Inc. In addition, in the section entitled "Fund Management -- The Distributor and Administrator" on page 20 of the prospectus is replaced in its entirety with the following:

        BB&T Asset Management, Inc. (the "Administrator"), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BISYS Fund Services Ohio, Inc. (the "Sub-Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's sub-administrator.

        BB&T Funds Distributor, Inc. (the "Distributor") serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

        The SAI has more detailed information about the Adviser and other service providers.

REDEMPTION FEES

     Effective 30 days from the date of this supplement, the holding period for shares will be reduced from 30 days to 7 days. Accordingly, the first paragraph under the heading "Market Timing" on page 32 of the prospectus will be revised as follows:

        Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. To deter market timing, the Funds impose redemption fees on shares sold or exchanged within seven days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the money market funds. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic nondiscretionary rebalancing programs or systematic withdrawal plans.

VALUATION -- MONEY MARKET FUNDS

     In the section entitled "Pricing of Fund Shares" the first paragraph under the heading "Prime Money Market Fund" on page 22 of the prospectus is revised to read as follows:

        The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 3:00 p.m. Eastern Time, on days the Exchange and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Funds may elect to be open, in their discretion, if it is determined to be in shareholders' best interests.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-PRMM 1005

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED OCTOBER 5, 2005
                                     TO THE
                        U.S. TREASURY MONEY MARKET FUND
                           CLASS A SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

NEW DISTRIBUTOR

     Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as the Distributor of the BB&T Funds. Accordingly, all references to the Distributor should be construed to refer to BB&T Funds Distributor, Inc. In addition, in the section entitled "Fund Management -- The Distributor and Administrator" on page 15 of the prospectus is replaced in its entirety with the following:

        BB&T Asset Management, Inc. (the "Administrator"), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BISYS Fund Services, L.P. (the "Sub-Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's sub-administrator.

        BB&T Funds Distributor, Inc. (the "Distributor") serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

        The SAI has more detailed information about the Adviser and other service providers.

REDEMPTION FEES

     Effective 30 days from the date of this supplement, the holding period for shares will be reduced from 30 days to 7 days. Accordingly, the first paragraph under the heading "Market Timing" on page 28 of the prospectus will be revised as follows:

        Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. To deter market timing, the Funds impose redemption fees on shares sold or exchanged within seven days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the money market funds. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic nondiscretionary rebalancing programs or systematic withdrawal plans.

VALUATION -- MONEY MARKET FUNDS

     In the section entitled "Pricing of Fund Shares" the first paragraph under the heading "U.S. Treasury Money Market Fund" on page 16 of the prospectus is revised to read as follows:

        The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 3:00 p.m. Eastern Time, on days the Exchange and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Funds may elect to be open, in their discretion, if it is determined to be in shareholders' best interests.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-USTMM 1005

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED OCTOBER 5, 2005
                                     TO THE
                             BB&T EQUITY INDEX FUND
                                   PROSPECTUS
                               DATED MAY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE EQUITY INDEX FUND PROSPECTUS DATED MAY 1, 2005:

NEW DISTRIBUTOR

     Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as the Distributor of the BB&T Funds. Accordingly, all references to the Distributor should be construed to refer to BB&T Funds Distributor, Inc. In addition, in the section entitled "Fund Management" the second paragraph under the heading "The Distributor and Administrator" on page 11 of the prospectus is replaced in its entirety with the following:

        BB&T Funds Distributor, Inc. (the "Distributor") serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

REDEMPTION FEES

     Effective 30 days from the date of this supplement, the holding period for shares will be reduced from 30 days to 7 days. Accordingly, the disclosure under the heading "Redemption Fees" on page 19 of the prospectus will be revised to read as follows:

        The BB&T Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class), including exchanging your shares for the shares of another BB&T Fund, after holding them for less than 7 days subject to certain exceptions or limitations described below. The redemption fee will not be assessed on sales of shares or exchanges out of the BB&T Money Market Funds. The redemption fee is paid directly to the BB&T Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the BB&T Funds will attempt to assess this redemption fee on all applicable redemptions, there can be no guarantee that the Funds will be successful in doing so, including instances when omnibus accounts or retirement plans will not or cannot collect the redemption fee from their underlying accounts. Further, the Funds will not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 7 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds. If you reinvest a dividend or capital gain and purchase more shares (in the same fund) those shares will not be subject to the redemption fee upon the sale of those shares or the exchange of those shares for shares of another fund.

     Page 24 of the prospectus will be revised as follows:

        - The paragraph under the heading "Exchanging Your Shares" will be revised to read as follows:

                You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares, Class B Shares, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares nor Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days of a purchase or exchange transaction.

        - The fourth sentence under the heading "Market Timing" will be revised to read as follows:

                To deter market timing, the Funds impose redemption fees on shares sold or exchanged within seven days of purchase.

     Additionally, the "Redemption Fee" row of the Fund's fee table on page 7 of the prospectus will be revised to read as follows:

Redemption Fee (on shares sold within 7 days of
  purchase).............................................   2.00%

SALES CHARGE WAIVERS

     In the section entitled "Distribution Arrangements/Sales Charges" on page 22 of the prospectus, the second bullet point under the heading "Sales Charge Waivers -- Class A Shares" is hereby deleted in its entirety. Accordingly, the revised section reads as follows:

        The following qualify for waivers of sales charges:

            - Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

            - Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

            - Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

            - BB&T Fund shares purchased with proceeds from a distribution from
              BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load;

            - Investors who beneficially hold Institutional Shares of any Fund of the BB&T Funds;

            - Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of Shares; and

            - Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies.

        The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING

     The section entitled "Distribution and Shareholder Servicing
Arrangements -- Revenue Sharing" on page 23 of the prospectus is replaced in its entirety with the following:

        The Advisor and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as "revenue sharing arrangements" are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Fund, which are disclosed elsewhere in this prospectus. These additional cash payments made by the Advisor may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that the Fund will receive for the sale of Shares.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

P-EI-R 1005

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED OCTOBER 5, 2005
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED FEBRUARY 1, 2005:

NEW DISTRIBUTOR

     Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as the Distributor of the BB&T Funds. Accordingly, all references to the Distributor should be construed to refer to BB&T Funds Distributor, Inc. In addition, the first and second paragraphs of the section entitled "Distributor" on page 75 of the SAI are replaced in their entirety by the following:

        Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as distributor to each Fund of BB&T Funds pursuant to a Distribution Agreement dated November 1, 2005 (the "Distribution Agreement"). The Distribution Agreement will provide that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by BB&T Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of BB&T Funds who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

        Because BB&T Funds Distributor, Inc. did not serve as the Distributor during the fiscal year ended September 30, 2004, BB&T Funds Distributor, Inc. received no fees for its services during that fiscal year.

        Prior to November 1, 2005 BISYS Fund Services LP served as distributor to each Fund of BB&T Funds.

        Under the Distribution Agreement, the Distributor receives payment from the Funds for distribution activities permitted and authorized under the Distribution and Shareholder Services Plan, dated October 1, 1992, as restated February 7, 1997 (the "Distribution Plan") adopted by the Funds. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class A Shares of each Fund (twenty-five one-hundredths of one percent (0.25%) for the Mid Cap Growth Fund, the Mid Cap Value Fund, and the West Virginia Fund), one percent (1.00%) of the average daily net assets of Class B Shares of each Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Adviser may also compensate the Distributor for services provided to the Funds under the Distribution Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.

     Additionally, the following paragraph on page 76 of the SAI is hereby deleted in its entirety:

        The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of Winsbury by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of BB&T Funds, and is materially identical to the terminated distribution agreement.

REDEMPTION FEES

     Effective 30 days from the date of this supplement, in the section entitled "Matters Affecting Redemption" the first sentence under the heading "Redemption Fee" on page 31 of the SAI will be revised as follows:

        Shares of a BB&T Fund, with the exception of the BB&T Money Market Funds, sold or exchanged for shares of another BB&T Fund within 7 days of the date of purchase will be charged a 2.00% redemption fee on the current net asset value of the shares sold or exchanged.

MANAGER AND ADMINISTRATOR

     In the section entitled "Manager and Administrator" on page 73 of the SAI, the first paragraph is replaced in its entirety with the following:

        Effective February 1, 2005, BB&T Asset Management, Inc. became the Administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement. Prior to February 1, 2005, BISYS Fund Services Ohio, Inc. served as Administrator to each Fund pursuant to the Management and Administration Agreement dated as of June 1, 2000. BISYS Fund Services Ohio, Inc. is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by BB&T Asset Management under the Advisory Agreement, UBS Global AM, FIMC, and Scott & Stringfellow, Inc. under the Sub-Advisory Agreements, and U.S. Bank National Association, Bank of New York, and State Street Bank and Trust Company under their custodial services agreements with BB&T Funds, and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with BB&T Funds).

     Additionally, the first sentence on page 75 of the SAI is replaced in its entirety with the following:

        The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until January 31, 2007.

SUB-ADMINISTRATOR

     In the section entitled "Sub-Administrator" on page 77 of the SAI, the first paragraph is replaced in its entirety with the following:

        Effective February 1, 2005, BISYS Fund Services Ohio, Inc. became the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BISYS Fund Services Ohio, Inc. Pursuant to this agreement, BISYS Fund Services Ohio, Inc. assumed many of the Administrator's duties, for which BISYS Fund Services Ohio, Inc. receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (0.05%), applicable to the first $5 billion, and three one-hundredths of one percent (0.03%), applicable to over $5 billion, of each Fund's average net assets.

        Prior to February 1, 2005, BISYS served as the Administrator to the Funds. Because BISYS Fund Services Ohio, Inc. did not serve as the Sub-Administrator during the fiscal year ended September 30, 2004, BISYS Fund Services Ohio, Inc. received no fees for its services during that fiscal year.

        SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

SP-SAI 1005

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED OCTOBER 5, 2005
                                     TO THE
                             BB&T EQUITY INDEX FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2005

NEW DISTRIBUTOR

     Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as the Distributor of the BB&T Funds. Accordingly, all references to the Distributor should be construed to refer to BB&T Funds Distributor, Inc. In addition, the first and second paragraphs of the section entitled "Distributor" beginning on page 35 of the SAI are replaced in their entirety by the following:

        Effective November 1, 2005, BB&T Funds Distributor, Inc. will serve as distributor to each Fund of BB&T Funds pursuant to a Distribution Agreement dated November 1, 2005 (the "Distribution Agreement"). The Distribution Agreement will provide that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by BB&T Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of BB&T Funds who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

        Because BB&T Funds Distributor, Inc. did not serve as the Distributor during the fiscal year ended September 30, 2004, BB&T Funds Distributor, Inc. received no fees for its services during that fiscal year.

        Prior to November 1, 2005 BISYS Fund Services LP serves as distributor to each Fund of BB&T Funds.

        Under the Distribution Agreement, the Distributor receives payment from the Funds for distribution activities permitted and authorized under the Distribution and Shareholder Services Plan, dated October 1, 1992, as restated February 7, 1997 (the "Distribution Plan") adopted by the Funds. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class A Shares of each Fund (twenty-five one-hundredths of one percent (0.25%) for the Mid Cap Growth Fund, the Mid Cap Value Fund, and the West Virginia Fund), one percent (1.00%) of the average daily net assets of Class B Shares of each Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of each Fund. The

        Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor has agreed with BB&T Funds to reduce its fee under the Distribution Plan to an amount not to exceed twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of the Fund through April 30, 2006. The Adviser may also compensate the Distributor for services provided to the Funds under the Distribution Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.

     Additionally, the following paragraph on page 36 of the SAI is hereby deleted in its entirety:

        The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of Winsbury by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of BB&T Funds, and is materially identical to the terminated distribution agreement.

REDEMPTION FEES

     Effective 30 days from the date of this supplement, in the section entitled "Matters Affecting Redemption" the first sentence under the heading "Redemption Fee" on page 18 of the SAI will be revised as follows:

        Shares of a BB&T Fund, with the exception of the BB&T Money Market Funds, sold or exchanged for shares of another BB&T Fund within 7 days of the date of purchase will be charged a 2.00% redemption fee on the current net asset value of the shares sold or exchanged.

        SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

SP-SAI-EI 1005
                                        2